CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.26

Loan Count:	4
Fields Reviewed	Percentage
Discrepancy	0.00%

Loan Count:	4
Audit ID	Loan Number	Borrower Last Name	Field	CADIEField	Tape Data	Review Data